Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Goodwill and Intangible Assets
14.
Goodwill and Intangible Assets

Changes in goodwill and intangible assets account for the years ended December 31, 2023 and 2022 are as follows:

	Intangible Assets with	Intangible Assets with Finite Life						Total Intangible Assets with	Total		Total Goodwill and
	Indefinite Life	Trademark	Franchise	Licenses	Customer List	Spectrum	Others	Finite Life	Intangible Assets	Goodwill	Intangible Assets
		(in million pesos)
December 31, 2023
Costs:
Balances at beginning of the year	220	4,505	3,016	135	4,703	1,205	1,320	14,884	15,104	63,595	78,699
Translation and other adjustments	—	56	1	—	—	—	1	58	58	—	58
Balances at end of the year	220	4,561	3,017	135	4,703	1,205	1,321	14,942	15,162	63,595	78,757
Accumulated amortization and impairment:
Balances at beginning of the year	—	4,505	2,078	135	4,703	1,205	870	13,496	13,496	654	14,150
Amortization during the year (Notes 4 and 5)	—	—	186	—	—	—	35	221	221	—	221
Translation and other adjustments	—	56	1	—	—	—	(6)	51	51	—	51
Balances at end of the year	—	4,561	2,265	135	4,703	1,205	899	13,768	13,768	654	14,422
Net balances at end of the year	220	—	752	—	—	—	422	1,174	1,394	62,941	64,335
Estimated useful lives (in years)	—	—	16	—	—	—	5-10	—	—	—	—
Remaining useful lives (in years)	—	—	4	—	—	—	3-8	—	—	—	—
December 31, 2022
Costs:
Balances at beginning of the year	—	4,505	3,016	135	4,703	1,205	799	14,363	14,363	62,033	76,396
Additions during the year	220	—	—	—	—	—	521	521	741	1,565	2,306
Disposals	—	—	—	—	—	—	—			(3)	(3)
Balances at end of the year	220	4,505	3,016	135	4,703	1,205	1,320	14,884	15,104	63,595	78,699
Accumulated amortization and impairment:
Balances at beginning of the year	—	4,505	1,892	131	4,703	1,205	771	13,207	13,207	654	13,861
Amortization during the year (Notes 4 and 5)	—	—	186	4	—	—	38	228	228	—	228
Business combinations	—	—	—	—	—	—	71	71	71	—	71
Translation and other adjustments	—	—	—	—	—	—	(10)	(10)	(10)	—	(10)
Balances at end of the year	—	4,505	2,078	135	4,703	1,205	870	13,496	13,496	654	14,150
Net balances at end of the year	220	—	938	—	—	—	450	1,388	1,608	62,941	64,549
Estimated useful lives (in years)	—	—	16	—	—	—	5-10	—	—	—	—
Remaining useful lives (in years)	—	—	5	—	—	—	4-9	—	—	—	—

The consolidated goodwill and intangible assets of our reportable segments as at December 31, 2023 and 2022 are as follows:

	2023			2022
	Wireless	Fixed Line	Total	Wireless	Fixed Line	Total
	(in million pesos)
Franchise	752	—	752	938	—	938
Customer list	—	220	220	—	220	220
Others	—	422	422	—	450	450
Total intangible assets	752	642	1,394	938	670	1,608
Goodwill	56,571	6,370	62,941	56,571	6,370	62,941
Total goodwill and intangible assets	57,323	7,012	64,335	57,509	7,040	64,549

The consolidated future amortization of intangible assets as at December 31, 2022 are as follows:

Year	(in million pesos)
2024	220
2025	220
2026	221
2027	214
2028 and onwards	299
1,174

Impairment Testing of Goodwill

The organizational structure of PLDT and its subsidiaries is designed to monitor financial operations based on fixed line and wireless segmentation. Management provides guidelines and decisions on resource allocation, such as continuing or disposing of asset and operations by evaluating the performance of each segment through review and analysis of available financial information on the fixed line and wireless segments. As at December 31, 2023, the PLDT Group’s goodwill comprised of goodwill resulting from PGIH’s acquisition of Multisys in 2022, ePLDT’s acquisition of IPCDSI in 2012, PLDT’s acquisition of Digitel in 2011, ePLDT’s acquisition of ePDS in 2011, Smart’s acquisition of PDSI and Chikka in 2009, SBI’s acquisition of Airborne Access Corporation in 2008, and Smart’s acquisition of SBI in 2004.

Although revenue streams may be segregated among the companies within the PLDT Group, cash inflows are not considered coming from independent group of assets on a per Company basis due largely to the significant portion of shared and commonly used network/platform that generates related revenue. On the other hand, PLDT has the largest fixed line network in the Philippines. PLDT’s transport facilities are installed nationwide to cover both domestic and international IP backbone to route and transmit IP traffic generated by the customers. In the same manner, PLDT has the most Internet Gateway facilities which are composed of high-capacity IP routers and switches that serve as the main gateway of the Philippines to the Internet connecting to the World Wide Web. With PLDT’s network coverage, other fixed line subsidiaries share the same facilities to leverage on a Group perspective.

Because of the significant common use of network facilities among fixed line and wireless companies within the Group, management deems that the Wireless and Fixed Line units are the lowest CGUs to which goodwill is to be allocated and tested for impairment given that the Fixed Line and Wireless operations generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets.

The recoverable amount of the Wireless and Fixed Line CGUs have been determined using the value- in-use approach calculated using cash flow projections based on the financial budgets approved by the Board of Directors. The post-tax discount rates applied to cash flow projections are 9.29% for the Wireless and Fixed Line CGUs. Cash flows beyond the projection period of three years are determined using a 2.4% growth rate for the Wireless and Fixed Line CGUs, which is the same as the long-term average growth rate for the telecommunications industry. Other key assumptions used in the cash flow projections include revenue growth rate and capital expenditures.

Based on the assessment of the VIU of the Wireless and Fixed Line CGUs, the recoverable amount of the Wireless and Fixed Line CGUs exceeded their carrying amounts, hence, no impairment was recognized in relation to goodwill as at
December 31, 2023 and 2022.